Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2021 9,514,649 $ 2.83
Granted
1,470,000

4.15
Vested
(3,118,060)

2.86
Outstanding as of December 31, 2022
7,866,589 $
3.07
Granted 1,750,000

4.54
Vested (2,822,753)

3.05
Outstanding as of December 31, 2023
6,793,836 $
3.45
Granted 2,300,000 2.96
Vested (2,996,334) 3.38
Outstanding as of December 31, 2024 6,097,502 $ 3.30